Taxes on Income (Details) - Schedule of Carryforward Tax Losses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Xylo Technologies [Member]
Taxes on Income (Details) - Schedule of Carryforward Tax Losses [Line Items]
Carryforward tax losses	$ 65,000	$ 60,000
Eventer [Member]
Taxes on Income (Details) - Schedule of Carryforward Tax Losses [Line Items]
Carryforward tax losses	2,945	3,300
Charging Robotics [Member]
Taxes on Income (Details) - Schedule of Carryforward Tax Losses [Line Items]
Carryforward tax losses		574
Fuel Doctor [Member]
Taxes on Income (Details) - Schedule of Carryforward Tax Losses [Line Items]
Carryforward tax losses	905
GERD IP [Member]
Taxes on Income (Details) - Schedule of Carryforward Tax Losses [Line Items]
Carryforward tax losses	3,089	2,124
Jeffs’ Brands [Member]
Taxes on Income (Details) - Schedule of Carryforward Tax Losses [Line Items]
Carryforward tax losses	6,418	1,217
Gix Internet [Member]
Taxes on Income (Details) - Schedule of Carryforward Tax Losses [Line Items]
Carryforward tax losses	$ 18,971	$ 18,471